Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	9F Inc.
Entity Central Index Key	0001619544
Entity Incorporation, State or Country Code	CA
Entity Emerging Growth Company	true
Entity Ex Transition Period	true